Consolidated Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
April 30, 2026
BCFK6-NPRT3-0626
1.9884005.108
Common Stocks - 96.8%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA (b)	43,400	11,776,498
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (b)	566,600	9,558,542
CANADA - 1.8%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	701,449	74,035,958
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy Inc	258,500	17,713,535
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	46,000	4,000,765
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.1%
Celestica Inc (United States) (b)	475,935	194,938,217
IT Services - 0.2%
Shopify Inc Class A (b)	402,397	48,843,978
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	115,080	161,112
TOTAL INFORMATION TECHNOLOGY		243,943,307
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	39,600	7,453,116
TOTAL CANADA		347,146,681
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	76,600	3,699,766
CHINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	114,400	4,004,000
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares (e)	152,000	1,403,648
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	201,988	309,042
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	403,275	3,980,324
TOTAL CHINA		9,697,014
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	67,905	15,576,049
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	1,166,410	40,905,999
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	541,900	6,995,929
TOTAL FINLAND		47,901,928
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(f)	141	3,858,918
INDIA - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	395,500	7,906,328
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (h)	7,858,830	16,119,673
Specialty Retail - 0.1%
Lenskart Solutions Ltd (h)	2,451,712	13,434,627
TOTAL CONSUMER DISCRETIONARY		29,554,300
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	646,000	3,141,542
Financials - 0.1%
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	5,345,125	26,759,738
Financial Services - 0.0%
Pine Labs Ltd (h)	926,488	1,906,077
TOTAL FINANCIALS		28,665,815
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	284,100	2,989,283
Life Sciences Tools & Services - 0.1%
Onesource Specialty Pharma Ltd (b)	414,000	7,608,231
TOTAL HEALTH CARE		10,597,514
Materials - 0.1%
Metals & Mining - 0.1%
Welspun Corp Ltd	1,129,300	15,155,866
TOTAL INDIA		95,021,365
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	78,355	542,217
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	333,300	9,810,733
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Niterra Co Ltd	35,200	1,902,754
Household Durables - 0.1%
Panasonic Holdings Corp	227,300	4,649,606
TOTAL CONSUMER DISCRETIONARY		6,552,360
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hoya Corp	31,600	5,901,104
Industrials - 0.0%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	6,200	1,683,838
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	91,100	4,194,445
TOTAL JAPAN		18,331,747
KOREA (SOUTH) - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	9,630	2,782,945
NETHERLANDS - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	5,300	4,143,116
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	800	232,101
NXP Semiconductors NV	155,513	45,657,062
TOTAL INFORMATION TECHNOLOGY		45,889,163
TOTAL NETHERLANDS		50,032,279
TAIWAN - 1.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	47,000	4,233,707
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	179,000	12,592,400
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	581,113	230,155,615
TOTAL INFORMATION TECHNOLOGY		242,748,015
TOTAL TAIWAN		246,981,722
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	259,592	15,264,010
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	4,807	7,191,127
TOTAL UNITED KINGDOM		22,455,137
UNITED STATES - 92.2%
Communication Services - 15.7%
Entertainment - 2.6%
Netflix Inc (b)	5,122,180	479,487,270
ROBLOX Corp Class A (b)	539,694	29,823,490
Sphere Entertainment Co Class A (b)(e)	29,300	4,173,785
		513,484,545
Interactive Media & Services - 13.1%
Alphabet Inc Class A	4,347,068	1,672,751,766
Epic Games Inc (b)(c)(d)	607	284,355
Meta Platforms Inc Class A	1,345,080	823,067,903
Snap Inc Class A (b)	10,349,481	62,821,350
		2,558,925,374
TOTAL COMMUNICATION SERVICES		3,072,409,919
Consumer Discretionary - 13.8%
Automobiles - 1.7%
General Motors Co	25,100	1,929,939
Neutron Holdings Inc (b)(c)(d)	491,550	50,236
Rad Power Bikes Inc (b)(c)(d)	101,681	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	110,642	1
Rivian Automotive Inc Class A (b)(e)	433,000	7,101,200
Tesla Inc (b)	840,914	320,918,010
		329,999,387
Broadline Retail - 5.9%
Amazon.com Inc (b)	4,353,875	1,154,038,108
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	3,909	109,530
Hotels, Restaurants & Leisure - 2.4%
Brinker International Inc (b)	361,352	55,012,228
Carnival Corp	156,700	4,154,117
Cava Group Inc (b)(e)	96,700	9,032,747
Cheesecake Factory Inc/The	67,400	4,237,438
Chipotle Mexican Grill Inc (b)	1,847,345	62,791,257
DoorDash Inc Class A (b)	272,886	46,022,224
Dutch Bros Inc Class A (b)	173,793	9,994,835
Hilton Worldwide Holdings Inc	111,500	36,133,805
Marriott International Inc/MD Class A1	82,900	29,984,101
Starbucks Corp	1,300,746	137,007,577
Sweetgreen Inc Class A (b)(e)	362,400	2,493,312
Texas Roadhouse Inc	69,600	11,204,904
Viking Holdings Ltd (b)	28,000	2,293,480
Wingstop Inc	95,200	15,618,512
Wynn Resorts Ltd	332,600	35,624,786
		461,605,323
Household Durables - 0.7%
Garmin Ltd	7,000	1,757,980
SharkNinja Inc (b)(e)	1,212,268	140,053,322
		141,811,302
Specialty Retail - 2.6%
AutoZone Inc (b)	2,600	9,630,478
Bath & Body Works Inc	450,018	8,748,350
Bob's Discount Furniture Inc	59,900	643,326
Carvana Co Class A (b)	277,599	109,873,685
Fanatics Inc Class A (b)(c)(d)	225,366	19,681,213
Five Below Inc (b)	65,790	15,504,071
Floor & Decor Holdings Inc Class A (b)	200,800	9,718,720
Home Depot Inc/The	73,360	24,120,768
Lowe's Cos Inc	418,577	99,952,002
RealReal Inc/The (b)	292,300	3,475,447
RH (b)(e)	266,422	35,157,047
Ross Stores Inc	25,700	5,854,203
TJX Cos Inc/The	558,983	87,620,585
Urban Outfitters Inc (b)	116,165	8,171,046
Victoria's Secret & Co (b)	641,080	33,227,176
Warby Parker Inc Class A (b)	978,202	21,637,828
Wayfair Inc Class A (b)	342,230	21,878,764
		514,894,709
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (b)	1,112,658	21,707,958
Kontoor Brands Inc	73,120	5,364,083
Lululemon Athletica Inc (b)	51,061	7,031,100
NIKE Inc Class B	671,274	29,777,715
PVH Corp	178,000	16,276,320
Ralph Lauren Corp Class A	13,300	4,769,911
Tapestry Inc	87,104	12,633,564
		97,560,651
TOTAL CONSUMER DISCRETIONARY		2,700,019,010
Consumer Staples - 1.4%
Beverages - 0.1%
Celsius Holdings Inc (b)	362,757	12,177,753
PepsiCo Inc	58,300	9,239,967
		21,417,720
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (b)	70,700	6,638,023
Chobani Inc Class A (c)(d)(f)	764	3,287,064
Costco Wholesale Corp	101,759	103,237,559
Kroger Co/The	57,000	3,879,990
Sprouts Farmers Market Inc (b)	147,400	12,064,690
Target Corp	590,600	76,630,350
		205,737,676
Food Products - 0.0%
Real Good Food Co LLC /The Class B (b)(d)	11,626	0
Real Good Food Co LLC /The Class B unit (b)(g)	11,626	5,929
		5,929
Household Products - 0.1%
Kimberly-Clark Corp (e)	113,300	11,152,119
Procter & Gamble Co/The	34,700	5,104,023
		16,256,142
Personal Care Products - 0.0%
Herbalife Ltd (b)	576,700	9,573,220
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	10,979,673	20,971,175
TOTAL CONSUMER STAPLES		273,961,862
Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	91,900	2,769,866
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp	70,900	13,705,679
Diamondback Energy Inc	14,300	2,940,509
EOG Resources Inc	19,400	2,727,058
Exxon Mobil Corp	135,300	20,880,849
		40,254,095
TOTAL ENERGY		43,023,961
Financials - 2.2%
Capital Markets - 0.5%
Coinbase Global Inc Class A (b)	50,300	9,444,830
Goldman Sachs Group Inc/The	46,752	43,188,095
Morgan Stanley	92,245	17,580,975
Robinhood Markets Inc Class A (b)	480,601	35,031,007
		105,244,907
Consumer Finance - 0.1%
Dave Inc Class A (b)	20,500	5,575,795
Figure Technology Solutions Inc Class A (e)	331,400	11,632,140
		17,207,935
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	639,190	41,087,133
Mastercard Inc Class A	355,844	178,961,065
PayPal Holdings Inc	96,400	4,833,496
Remitly Global Inc (b)	143,300	3,136,837
Rocket Cos Inc Class A (b)	389,438	5,693,584
Stripe Global Holdings Inc (d)	19,200	1,209,600
Visa Inc Class A	203,873	67,245,470
		302,167,185
TOTAL FINANCIALS		424,620,027
Health Care - 5.0%
Biotechnology - 1.6%
AbbVie Inc	365,798	77,300,433
Alnylam Pharmaceuticals Inc (b)	132,122	40,890,438
Apogee Therapeutics Inc (b)	124,951	10,357,188
Avalyn Pharma Inc	57,700	1,038,600
Caris Life Sciences Inc (b)	27,836	528,884
Cibus Inc Class A (b)	121,891	170,647
Gilead Sciences Inc	1,054,444	137,963,454
Janux Therapeutics Inc (b)	51,820	744,653
Kailera Therapeutics Inc	121,300	3,032,500
Legend Biotech Corp ADR (b)	110,625	2,601,900
Moderna Inc (b)	120,600	5,540,364
Oruka Therapeutics Inc (b)	26,600	1,819,706
Praxis Precision Medicines Inc (b)	13,400	4,272,322
Regeneron Pharmaceuticals Inc	8,700	6,151,422
Roivant Sciences Ltd (b)	169,100	4,824,423
Scholar Rock Holding Corp (b)	93,257	4,346,709
Travere Therapeutics Inc (b)	190,000	8,002,800
Vaxcyte Inc (b)	32,700	1,871,748
		311,458,191
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Class A1 (b)(c)(d)	7,044	246,188
Kestra Medical Technologies Ltd (b)	96,654	2,002,671
Medline Inc Class A	297,600	13,234,272
		15,483,131
Health Care Providers & Services - 0.5%
Cardinal Health Inc	181,252	34,959,886
Cencora Inc	59,404	18,297,026
Guardant Health Inc (b)	104,300	9,082,444
McKesson Corp	40,266	32,824,843
UnitedHealth Group Inc	16,900	6,261,112
		101,425,311
Health Care Technology - 0.0%
Claritev Corp warrants (b)(d)	13,856	0
HeartFlow Inc (b)	75,457	2,245,600
		2,245,600
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(f)	62,379	6,136,222
Pharmaceuticals - 2.8%
Crinetics Pharmaceuticals Inc (b)	79,100	3,067,498
Elanco Animal Health Inc (b)	153,300	3,429,321
Eli Lilly & Co	515,936	482,193,786
Jazz Pharmaceuticals PLC (b)	28,200	5,725,164
Johnson & Johnson	143,400	32,960,490
Roche Holding AG	13,790	5,619,423
Viatris Inc	391,200	5,844,528
		538,840,210
TOTAL HEALTH CARE		975,588,665
Industrials - 9.2%
Aerospace & Defense - 6.0%
Anduril Industries Inc Class B (c)(d)	6,297	434,178
Anduril Industries Inc Class C (c)(d)	3	207
Arxis Inc Class A	53,400	1,869,000
ATI Inc (b)	45,700	7,104,522
Axon Enterprise Inc (b)	44,870	18,026,971
Beta Technologies Inc (h)	114,382	1,822,105
Beta Technologies Inc Class A (b)(e)	89,900	1,432,107
Boeing Co (b)	605,427	138,660,946
Carpenter Technology Corp	102,752	43,998,406
FTAI Aviation Ltd	459,655	114,762,064
GE Aerospace	366,471	106,250,937
Howmet Aerospace Inc	268,488	65,253,324
Karman Holdings Inc (b)	36,000	2,447,280
Relativity Space Inc (b)(c)(d)	3,834	4,064
Space Exploration Technologies Corp (b)(c)(d)	1,106,295	582,563,884
Space Exploration Technologies Corp Class C (b)(c)(d)	162,357	85,495,573
Woodward Inc	9,400	3,412,106
		1,173,537,674
Air Freight & Logistics - 0.0%
FedEx Corp	10,100	4,073,431
Building Products - 0.0%
Madison Air Solutions Corp Class A	171,100	6,532,598
Construction & Engineering - 0.4%
Comfort Systems USA Inc	30,148	55,479,857
Construction Partners Inc Class A (b)	26,600	3,289,356
IES Holdings Inc (b)	17,300	11,142,584
Sterling Infrastructure Inc (b)	6,600	3,403,092
		73,314,889
Electrical Equipment - 1.3%
Bloom Energy Corp Class A (b)	44,400	12,581,184
Eaton Corp PLC	9,200	3,983,692
Forgent Power Solutions Inc Class A	92,100	3,464,802
GE Vernova Inc	197,446	213,924,843
Nextpower Inc Class A (b)	174,900	20,835,837
Regal Rexnord Corp	39,200	8,429,176
		263,219,534
Ground Transportation - 0.5%
Lyft Inc Class A (b)(e)	815,023	11,532,575
Old Dominion Freight Line Inc	82,700	17,567,961
Uber Technologies Inc (b)	709,800	52,958,178
XPO Inc (b)	59,200	13,031,696
		95,090,410
Machinery - 0.4%
Caterpillar Inc	24,300	21,629,673
Cummins Inc	41,400	27,779,814
PACCAR Inc	118,400	14,065,920
RBC Bearings Inc (b)	15,405	9,228,981
Terex Corp	82,300	5,119,060
		77,823,448
Passenger Airlines - 0.5%
Delta Air Lines Inc	860,117	58,479,355
United Airlines Holdings Inc (b)	543,122	48,880,980
		107,360,335
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	36,967	9,896,436
TOTAL INDUSTRIALS		1,810,848,755
Information Technology - 43.7%
Communications Equipment - 0.9%
Arista Networks Inc (b)	93,900	16,217,469
Ciena Corp (b)	10,100	5,328,558
Lumentum Holdings Inc (b)	179,995	162,413,088
		183,959,115
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	495,714	73,003,801
Coherent Corp (b)	262,828	84,028,740
Corning Inc	215,760	35,436,422
Jabil Inc	78,500	26,492,965
Keysight Technologies Inc (b)	22,300	7,802,993
Sanmina Corp (b)	28,400	6,186,088
TD SYNNEX Corp	70,700	16,132,326
TTM Technologies Inc (b)	38,900	6,154,758
		255,238,093
IT Services - 0.7%
Akamai Technologies Inc (b)	46,000	4,737,080
Cloudflare Inc Class A (b)	246,357	50,495,794
Fastly Inc Class A (b)	184,300	4,654,496
Okta Inc Class A (b)	103,500	7,622,775
Twilio Inc Class A (b)	437,875	64,831,773
		132,341,918
Semiconductors & Semiconductor Equipment - 25.3%
Astera Labs Inc (b)	560,799	109,209,997
Broadcom Inc	2,578,545	1,076,362,040
GlobalFoundries Inc (b)	340,309	21,983,961
MACOM Technology Solutions Holdings Inc (b)	16,800	4,731,048
Marvell Technology Inc	2,779,828	459,088,594
Monolithic Power Systems Inc	148,442	239,646,249
NVIDIA Corp	15,202,449	3,033,952,748
		4,944,974,637
Software - 7.5%
Applied Intuition Inc Class A (b)(c)(d)	7,903	748,730
AppLovin Corp Class A (b)	586,683	261,865,957
Aurora Innovation Inc Class A (b)(e)	517,000	3,039,960
Canva Inc Class A (b)(c)(d)	5,800	7,150,008
Celestial AI Inc (c)(d)	323,659	9,710
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	323,659	1,844,856
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	323,659	1,411,153
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	323,659	414,284
Celestial AI Inc escrow shares (c)(d)	323,659	3
Circle Internet Group Inc Class A (b)	29,800	2,708,224
Crowdstrike Holdings Inc Class A (b)	57,379	25,576,689
Intuit Inc	15,100	5,866,350
Microsoft Corp	2,195,236	895,173,337
OpenAI Group Pbc Class A (c)(d)	11,900	8,183,511
Oracle Corp	825,501	133,227,606
Palantir Technologies Inc Class A (b)	486,010	67,608,851
Palo Alto Networks Inc (b)	43,500	7,800,420
Salesforce Inc	109,400	19,312,382
Strategy Inc Class A (b)(e)	43,600	7,213,620
Terawulf Inc (b)(e)	321,500	6,986,195
Via Transportation Inc Class A (b)	165,900	2,523,339
Zoom Communications Inc Class A (b)	49,200	4,779,780
		1,463,444,965
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	3,835,243	1,040,693,188
Dell Technologies Inc Class C	47,200	9,862,440
Sandisk Corp/DE (b)	202,200	221,714,322
Seagate Technology Holdings PLC	95,500	64,332,620
Western Digital Corp	530,800	230,643,216
		1,567,245,786
TOTAL INFORMATION TECHNOLOGY		8,547,204,514
Materials - 0.1%
Chemicals - 0.0%
Solstice Advanced Materials Inc	42,700	3,499,265
Construction Materials - 0.0%
James Hardie Industries PLC (b)	288,800	6,061,912
Metals & Mining - 0.1%
Alcoa Corp	56,700	3,616,893
Century Aluminum Co (b)	136,500	8,113,560
Newmont Corp	25,200	2,799,468
Steel Dynamics Inc	11,300	2,583,858
		17,113,779
TOTAL MATERIALS		26,674,956
Real Estate - 0.6%
Health Care REITs - 0.6%
Welltower Inc	537,256	116,767,219
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	800,614	6,060,648
TOTAL REAL ESTATE		122,827,867
Utilities - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp	23,600	7,386,800
Entergy Corp	129,852	15,310,849
NRG Energy Inc	165,420	25,736,044
		48,433,693
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	62,063	9,796,024
TOTAL UTILITIES		58,229,717
TOTAL UNITED STATES		18,055,409,253
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	264,700	6,481,335
TOTAL COMMON STOCKS (Cost $7,751,701,865)		18,957,064,129

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	237,400	1,148,517
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	64,200	310,593
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(i)	3,017,519	5,402,869
TOTAL CONSUMER DISCRETIONARY		6,861,979
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	616,800	622,166
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	20,586	0
TOTAL UNITED STATES		7,484,145
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,956,506)		7,484,145

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	38,100	2,932,176
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(d)	31,950	9,632,925
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	20,165	4,185,684
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	340	455,634
Valuedrive Technologies Pvt Ltd Series B (c)(d)	685	917,969
Valuedrive Technologies Pvt Ltd Series C (c)(d)	3	4,020
Valuedrive Technologies Pvt Ltd Series C1 (c)(d)	2	2,680
Valuedrive Technologies Pvt Ltd Series G (c)(d)	4,384,100	1,631,970
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	166	222,457

TOTAL INDIA		3,234,730
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(c)(d)	216,700	5,081,615
Element Labs Inc Series B (c)(d)	144,300	3,481,959
TOTAL INDUSTRIALS		8,563,574
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	130,900	1,484,406
Xsight Labs Ltd Series F (c)(d)	261,182	2,400,263
TOTAL INFORMATION TECHNOLOGY		3,884,669
TOTAL ISRAEL		12,448,243
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,200	1,468,236
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	3,178,083	324,800
Neutron Holdings Inc Series 1D (b)(c)(d)	5,904,173	603,407
Rad Power Bikes Inc Series A (b)(c)(d)	13,256	0
Rad Power Bikes Inc Series C (b)(c)(d)	52,162	0
Rad Power Bikes Inc Series D (b)(c)(d)	102,800	1
Waymo LLC Series A2 (b)(c)(d)	7,817	1,318,962
Waymo LLC Series C2 (b)(c)(d)	35,524	5,837,304
		8,084,474
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	7,000	155,960
TOTAL CONSUMER DISCRETIONARY		8,240,434
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	18,300	815,631
GoBrands Inc Series H (b)(c)(d)	11,467	654,307
		1,469,938
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	12,508	23,890
TOTAL CONSUMER STAPLES		1,493,829
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	85,300	1,131,931
Stripe Global Holdings Inc Series H (c)(d)	8,086	509,418
Stripe Global Holdings Inc Series I (c)(d)	124,536	7,845,768
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	16,673	1,106,587
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	26,748	1,882,257
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	7,862	533,672
TOTAL FINANCIALS		13,009,633
Health Care - 0.2%
Biotechnology - 0.0%
Neurona Therapeutics Inc Series F (b)(c)(d)	438,700	1,285,391
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	16,970	593,102
Blink Health LLC Series D (b)(c)(d)	3,936	137,563
		730,665
Health Care Technology - 0.2%
Oura Inc Series D (c)(d)	215,427	12,716,655
Oura Inc Series E (c)(d)	238,021	14,050,380
		26,767,035
TOTAL HEALTH CARE		28,783,091
Industrials - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems Co Series A10 (b)(c)(d)	183,227	47,639
ABL Space Systems Co Series A8 (b)(c)(d)	33,728	8,769
ABL Space Systems Co Series A9 (b)(c)(d)	19,187	4,989
Anduril Industries Inc Series F (b)(c)(d)	129,683	8,941,643
Anduril Industries Inc Series G (b)(c)(d)	59,000	4,068,050
		13,071,090
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	65,890	3,706,971
Zipline International Inc Series H (c)(d)	55,600	3,128,056
		6,835,027
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	270,300	1,789,386
TOTAL INDUSTRIALS		21,695,503
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	92,760	283,846
Cerebras Systems Inc Series G (c)(d)	239,800	24,042,348
Enevate Corp Series E (b)(c)(d)	1,325,513	12
Frore Systems Inc Series C (b)(c)(d)	85,893	2,472,001
Menlo Microsystems Inc Series C (b)(c)(d)	560,500	308,275
		27,106,482
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	78,911	421,385
Yanka Industries Inc Series F (b)(c)(d)	55,991	148,936
		570,321
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	47,598	1,471,254
Alif Semiconductor Series D (b)(c)(d)	50,000	1,626,500
Danger Devices Inc Series B (b)(c)(d)	1,028,200	925,380
Retym Inc Series C (b)(c)(d)	154,149	1,655,560
Retym Inc Series D (b)(c)(d)	45,360	512,568
SiMa Technologies Inc Series B (b)(c)(d)	313,000	2,244,210
SiMa Technologies Inc Series B1 (b)(c)(d)	20,966	170,873
		8,606,345
Software - 0.9%
Algolia Inc Series D (b)(c)(d)	30,436	416,669
Anthropic PBC Series D (b)(c)(d)	92,022	32,468,123
Anthropic PBC Series E (b)(c)(d)	9,200	3,069,120
Anthropic PBC Series F (c)(d)	62,100	20,716,560
Applied Intuition Inc Series A2 (b)(c)(d)	10,287	974,591
Applied Intuition Inc Series B2 (b)(c)(d)	4,960	469,910
Crusoe Energy Systems LLC Series D (b)(c)(d)	70,763	8,172,419
Crusoe Energy Systems LLC Series E (c)(d)	37,473	4,327,757
Databricks Inc Series G (b)(c)(d)	48,000	8,414,400
Databricks Inc Series H (b)(c)(d)	31,572	5,534,572
Databricks Inc Series I (b)(c)(d)	1,359	238,232
Databricks Inc Series J (b)(c)(d)	44,987	7,886,221
Databricks Inc Series K (c)(d)	12,400	2,173,720
Databricks Inc Series L (c)(d)	47,200	8,274,160
Density Ai Inc (c)(d)	534,900	797,001
Lyte Ai Inc Series B (b)(c)(d)	165,469	1,871,454
MOLOCO Inc Series A (b)(c)(d)	20,180	1,423,901
Nuro Inc/DE Series E (b)(c)(d)	107,458	1,230,394
OpenAI Group Pbc Series A-2 (c)(d)	37,152	25,549,059
OpenAI Group Pbc Series A-3 (c)(d)	9,742	6,699,476
Physical Intelligence Inc Series B (c)(d)	4,600	1,960,428
Runway AI Inc Series D (b)(c)(d)	129,200	1,890,196
Runway AI Inc Series E (c)(d)	7,345	107,457
Skyryse Inc Series B (b)(c)(d)	67,400	1,573,116
Skyryse Inc Series C (c)(d)	59,100	1,429,038
Skyryse Inc Series C-1 (c)(d)	7,862	183,892
		147,851,866
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	70,909	4,529,667
Lightmatter Inc Series C2 (b)(c)(d)	11,138	726,532
Lightmatter Inc Series D (b)(c)(d)	86,242	6,858,826
		12,115,025
TOTAL INFORMATION TECHNOLOGY		196,250,039
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	249,802	8,208,494
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	37,990	1,813,643
Redwood Materials Series D (b)(c)(d)	10,886	519,698
Redwood Materials Series E (c)(d)	3,529	168,474
TOTAL UTILITIES		2,501,815
TOTAL UNITED STATES		280,182,838
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,937,317)		314,084,832

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(j)	569,920	568,039
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	110,642	26,476
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(j)	77,629	2,323
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	363,797	523,592
TOTAL INFORMATION TECHNOLOGY		525,915
TOTAL UNITED STATES		552,391
TOTAL PREFERRED SECURITIES (Cost $1,121,987)		1,120,430

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	285,894,362	285,951,541
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	155,375,525	155,391,063
TOTAL MONEY MARKET FUNDS (Cost $441,342,604)			441,342,604

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $8,380,060,279)	19,721,096,140
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(142,832,856)
NET ASSETS - 100.0%	19,578,263,284

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,066,522,457 or 5.4% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,929 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $33,282,482 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $30,345,822.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	313,081

ABL Space Systems Co Series A8	3/24/2021	1,338,638

ABL Space Systems Co Series A9	10/22/2021	1,166,473

AgBiome LLC Series C	6/29/2018	435,125

Akeana Series C	1/23/2024	1,088,496

Algolia Inc Series D	7/23/2021	890,102

Alif Semiconductor Series C	3/8/2022	966,170

Alif Semiconductor Series D	4/11/2025	1,350,855

Anduril Industries Inc Class B	6/16/2025	257,439

Anduril Industries Inc Class C	6/16/2025	123

Anduril Industries Inc Series F	8/7/2024	2,818,868

Anduril Industries Inc Series G	4/17/2025	2,412,085

Ant International Co Ltd Class C	5/16/2018	769,853

Anthropic PBC Series D	5/31/2024	2,761,074

Anthropic PBC Series E	2/14/2025	515,996

Anthropic PBC Series F	8/18/2025	8,754,089

Applied Intuition Inc Class A	7/2/2024	471,769

Applied Intuition Inc Series A2	7/2/2024	614,081

Applied Intuition Inc Series B2	7/2/2024	296,087

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	199,200

Blink Health LLC Series C	11/7/2019 - 7/14/2021	647,847

Blink Health LLC Series D	6/17/2024 - 6/25/2024	165,311

Bolt Technology OU Series E	1/3/2022	5,238,796

Bytedance Ltd Series E1	11/18/2020	3,500,895

Canva Inc Class A	8/19/2025 - 11/12/2025	9,547,612

Celestial AI Inc	2/25/2025	8,320

Celestial AI Inc (Milestone 1) rights	2/25/2025	673,566

Celestial AI Inc (Milestone 2) rights	2/25/2025	517,555

Celestial AI Inc (Milestone 3) rights	2/25/2025	151,057

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	1,931,625

Cerebras Systems Inc Series G	9/19/2025	8,688,530

Chobani Inc Class A	10/14/2025	3,404,654

Crusoe Energy Systems LLC Series D	12/10/2024	2,064,286

Crusoe Energy Systems LLC Series E	10/8/2025	3,148,042

Danger Devices Inc Series B	3/5/2025	925,894

Databricks Inc Series G	2/1/2021	2,837,886

Databricks Inc Series H	8/31/2021	2,320,041

Databricks Inc Series I	9/14/2023	99,887

Databricks Inc Series J	12/17/2024	4,161,298

Databricks Inc Series K	9/8/2025	1,860,000

Databricks Inc Series L	12/18/2025	8,968,000

Density Ai Inc	12/5/2025	796,993

Diamond Foundry Inc Series C	3/15/2021	5,995,248

Discord Inc Series I	9/15/2021	385,437

Element Labs Inc Series A	2/11/2025	799,319

Element Labs Inc Series B	6/27/2025	1,266,795

Empower Semiconductor Inc Series D	6/27/2025	2,169,374

Enevate Corp 10% 5/12/2199	11/12/2024	20,586

Enevate Corp 6%	11/2/2023 - 10/31/2025	77,629

Enevate Corp Series E	1/29/2021	1,469,576

Epic Games Inc	7/30/2020	349,025

Fanatics Inc Class A	8/13/2020 - 10/24/2022	10,009,624

Frore Systems Inc Series C	5/10/2024	1,380,335

GoBrands Inc Series G	3/2/2021	4,569,827

GoBrands Inc Series H	7/22/2021	4,454,821

Gupshup Inc	6/8/2021	1,804,316

JUUL Labs Inc Class A	12/20/2017 - 11/4/2025	15,291,136

JUUL Labs Inc Series E	12/20/2017 - 7/6/2018	342,963

Lightmatter Inc Series C1	5/19/2023	1,166,935

Lightmatter Inc Series C2	12/18/2023	289,608

Lightmatter Inc Series D	10/11/2024	6,919,239

Lyte Ai Inc Series B	8/13/2024	2,099,156

Menlo Microsystems Inc Series C	2/9/2022	742,942

MOLOCO Inc Series A	6/26/2023	1,210,800

Neurona Therapeutics Inc Series F	3/28/2025	903,722

Neutron Holdings Inc	2/4/2021	4,916

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	64,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	3,017,520

Neutron Holdings Inc Series 1C	7/3/2018	581,081

Neutron Holdings Inc Series 1D	1/25/2019	1,431,762

NScale Global Holdings Ltd Series B	9/25/2025	455,856

Nuro Inc/DE Series E	4/1/2025	1,374,763

OpenAI Group Pbc Class A	9/3/2025	5,117,000

OpenAI Group Pbc Series A-2	9/30/2024	6,979,271

OpenAI Group Pbc Series A-3	4/11/2025	2,989,577

Oura Inc Series D	12/18/2024	5,534,320

Oura Inc Series E	9/24/2025	12,750,785

Physical Intelligence Inc Series B	10/24/2025	1,249,173

Rad Power Bikes Inc	1/21/2021	490,493

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	110,641

Rad Power Bikes Inc Series A	1/21/2021	63,944

Rad Power Bikes Inc Series C	1/21/2021	251,621

Rad Power Bikes Inc Series D	9/17/2021	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	1,800,858

Redwood Materials Series D	6/2/2023	519,653

Redwood Materials Series E	10/20/2025	168,459

Relativity Space Inc	5/27/2021	6,302,807

Retym Inc Series C	5/17/2023 - 6/20/2023	1,199,557

Retym Inc Series D	1/29/2025	480,226

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,045,464

Runway AI Inc Series D	9/6/2024	1,400,758

Runway AI Inc Series E	11/4/2025	107,444

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	363,797

SiMa Technologies Inc Series B	5/10/2021	1,604,876

SiMa Technologies Inc Series B1	4/25/2022	148,668

Skyryse Inc Series B	10/21/2021	1,663,430

Skyryse Inc Series C	9/16/2025 - 11/21/2025	1,597,130

Skyryse Inc Series C-1	8/13/2024	159,357

Space Exploration Technologies Corp	8/4/2020 - 7/18/2025	93,880,703

Space Exploration Technologies Corp Class C	12/15/2022 - 7/1/2024	14,499,349

Stripe Global Holdings Inc Series H	3/15/2021	324,451

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	2,507,425

Taalas Inc 0%	12/23/2025	569,920

Taalas Inc Series B	2/19/2025	2,092,201

Taalas Inc warrants	12/23/2025	115,080

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	616,800

Tenstorrent Holdings Inc Series C1	4/23/2021	991,307

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/2024	597,355

Trade Republic Bank GmbH	12/16/2025	3,862,535

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	449,415

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	905,439

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	3,604

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,402

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,828,947

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	199,431

Veterinary Emergency Group	9/16/2021 - 3/17/2022	2,585,288

Waymo LLC Series A2	5/8/2020	671,224

Waymo LLC Series C2	10/18/2024	2,778,023

Xsight Labs Ltd Series D	2/16/2021	1,046,676

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,209,270

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series F	4/8/2021	1,784,814

Zipline International Inc Series G	6/7/2024	2,763,842

Zipline International Inc Series H	12/3/2025	3,128,293

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	111,325,104	1,429,394,817	1,254,775,194	4,045,535	6,814	-	285,951,541	285,894,362	0.5%
Fidelity Securities Lending Cash Central Fund	132,911,064	1,247,663,978	1,225,179,706	312,090	(4,273)	-	155,391,063	155,375,525	0.4%
Total	244,236,168	2,677,058,795	2,479,954,900	4,357,625	2,541	-	441,342,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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